Investments (Tables)	12 Months Ended
Dec. 31, 2012
Available-for-Sale Securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥30	¥—	¥—	¥30

Noncurrent:
Government bonds	¥181	¥—	¥—	¥181
Corporate bonds	590	—	30	560
Fund trusts	1,192	43	1	1,234
Equity securities	14,866	7,033	564	21,335

	¥16,829	¥7,076	¥595	¥23,310

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

Maturities of Available-for-SaleDebt Securities and FundTrusts

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2012:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥30	¥30
Due after one year through five years	953	990
Due after five years through ten years	1,010	985

	¥1,993	¥2,005